Share Capital, Share Premium, Reserves (Details) - EUR (€)														6 Months Ended
	Jun. 30, 2026	Jun. 10, 2026	Jun. 09, 2026	May 20, 2026	Mar. 02, 2026	Nov. 20, 2025	Nov. 18, 2025	Sep. 26, 2025	Jul. 08, 2025	Jun. 13, 2025	May 12, 2025	Jul. 07, 2021	Sep. 21, 2020	Jun. 30, 2026	Jun. 30, 2025
Share Capital, Share Premium, Reserves
Issuance of shares for cash														€ 81,675,000
Direct-attributable transaction costs												€ 7,600,000	€ 6,500,000	5,659,000
Proceeds net of transaction costs														76,041,000	€ 44,000
Issuance of shares on conversion of convertible debt														€ 4,406,000
Share capital and share premium
Share Capital, Share Premium, Reserves
Number of shares issued	146,531	637,164	54,595,394	1,031,323	635,943	292,250	5,189,428		5,500	6,375	2,000			146,531
Exercise of warrants (equity)	€ 25,000								€ 30,000	€ 34,000	€ 10,000
Issuance of shares for cash		€ 900,000	€ 80,700,000			€ 1,200,000	€ 20,800,000
Share price		€ 1.49	€ 1.48			€ 4	€ 4
Proceeds net of transaction costs	76,000,000					€ 21,900,000
Issuance of shares on conversion of convertible debt				€ 2,200,000	€ 2,200,000
Share premium
Share Capital, Share Premium, Reserves
Exercise of warrants (equity)	24,000							€ 0	29,000	33,000	€ 10,000
Issuance of shares for cash		€ 943,000	€ 80,180,000			1,166,000	€ 20,706,000							€ 81,123,000
Direct-attributable transaction costs	5,700,000					1,200,000								5,659,000
Issuance of shares on conversion of convertible debt				2,236,000	2,153,000									€ 4,389,000
Share capital
Share Capital, Share Premium, Reserves
Number of shares issued								103,642
Exercise of warrants (equity)	€ 1,000							€ 18,000	€ 1,000	€ 1,000
Issuance of shares for cash		€ 6,000	€ 546,000			€ 3,000	€ 52,000
Issuance of shares on conversion of convertible debt				€ 10,000	€ 7,000